Finance receivables (Summary of Finance Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 1,158,242	¥ 1,039,103
Estimated unguaranteed residual values	478,294	421,497
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,636,536	1,460,600
Deferred origination costs	11,929	10,411
Less - Unearned income	(143,838)	(120,884)
Less - Allowance for credit losses	(26,483)	(28,817)
Finance leases, net	¥ 1,478,144	¥ 1,321,310